INVESTMENT IN AFFILIATES (Schedule of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheets:
Current assets	$ 113,214	$ 94,326
Non-current assets	48,595	46,571	$ 51,501
Current liabilities	38,124	39,311
Statements of operation:
Revenues	152,116	113,794	84,556
Gross profit (loss)	33,014	22,468	15,928
Net income (losses) attributable to the Company	11,167	4,672	(1,562)
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	3,512	2,048
Non-current assets	1,093	922
Current liabilities	1,721	1,395
Statements of operation:
Revenues	3,366	2,702	1,277
Gross profit (loss)	2,095	1,739	605
Net income (loss)	1,414	987	365
Net income (losses) attributable to the Company	$ 809	$ 503	$ 184